Consolidated balance sheet R$ in Thousands, $ in Thousands	Jun. 30, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Current assets
Cash and cash equivalents	R$ 254,767	R$ 2,763,050
Financial investments	1,761,745
Accounts receivable	9,859,199	8,104,679
Inventories	78,494	88,551
Taxes recoverable	100,161	65,653
Other receivables	41,709	20,148
Total current assets	12,096,075	11,042,081
Non-current assets
Judicial deposits	2,907	1,511
Accounts receivable	12,260
Prepaid expenses	5,001	968
Investment	1,500
Property and equipment	146,739	67,104
Intangible assets	425,941	305,614
Total non-current assets	594,348	375,197
Total assets	12,690,423	11,417,278
Current liabilities
Payables to third parties	4,581,475	4,324,198
Trade payables	239,508	165,246
Payables to related parties	34,858	30,797
Salaries and social charges	108,984	73,936
Taxes and contributions	109,130	80,093
Provision for contingencies	8,264	7,004
Other payables	16,267	29,501
Total current liabilities	5,098,486	4,710,775
Non-current liabilities
Deferred income tax and social contribution	358,625	132,125
Other payables LP	15,800
Total non-current liabilities	374,425	132,125
Total liabilities	5,472,911	4,842,900
Equity
Share capital	26	26
Capital reserve	5,715,888	5,688,134
Equity valuation adjustments	(22,785)	(7,325)
Profit retention reserve	1,540,979	909,267
Treasury shares	(39,532)	(39,532)
Equity attributable to equity holders of the parent	7,194,576	6,550,570
Non-controlling interests	22,936	23,806
Total equity	7,217,512	6,574,376
Total liabilities and equity	R$ 12,690,423	R$ 11,417,278